Sep. 30, 2024
Virtus Duff & Phelps Real Asset Fund

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

Class	1 Year	5 Years	10 Years	Since Inception Class R6 (1/31/2022)
Class I
Return Before Taxes	9.81%	5.80%	4.34%	—
Return After Taxes on Distributions	8.41%	5.26%	3.75%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.12%	4.42%	3.26%	—
Class A
Return Before Taxes	3.53%	4.36%	3.50%	—
Class C
Return Before Taxes	8.75%	4.73%	3.29%	—
Class R6
Return Before Taxes	9.83%	—	—	4.28%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.23%	7.43%

Investors should retain this supplement with the Prospectuses for future reference.